Trade and other payables - Summary of Trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Abstract]
Non-current deferred income	$ 246	$ 234
Non-current accruals	13	1
Non-current other payables	352	309
Non-current royalties and mining taxes	4	3
Non-current amounts owed to equity accounted units	156	151
Non-current government grants deferred	85	91
Non-current trade and other payables	856	789
Current trade payables	3,255	2,787
Current deferred income	246	197
Current accruals	1,347	973
Current other payables	964	1,072
Current employee entitlements	734	720
Current royalties and mining taxes	492	516
Current amounts owed to equity accounted units	19	92
Current government grants deferred	4	4
Current trade and other payables	7,061	6,361
Trade payables	3,255	2,787
Deferred income	492	431
Accruals	1,360	974
Other payables	1,316	1,381
Employee entitlements	734	720
Royalties and mining taxes	496	519
Amounts owed to equity accounted units	175	243
Government grants deferred	89	95
Trade and other payables	$ 7,917	$ 7,150